Gains and losses on disposal and main changes in scope of consolidation - Gains (losses) on disposal of fixed assets, investments and activities - Additional information (Details) - EUR (€)
€ in Millions
6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about business combination [abstract]
Transfer price	€ 197	€ 131
Net book value of assets sold	€ 139	€ 63